Omnibus Incentive Compensation Plan (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Omnibus Incentive Compensation Plan (Table)	The following table contains details of our plan:
	Equity compensation plan
Unvested Units	Units	Amount

Unvested on January 1, 2021	412,916	4,637
Vested	—	—
Unvested on June 30, 2021	412,916	4,637